CONTINGENT LIABILITIES AND COMMITMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
The Group [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Payments in respect of settlements, reimbursement rights			£ 217
Gross loan commitments	£ 116,434	£ 118,514
Capital commitments	405	370
Amounts Related To Assets To Be Leased Under Operating Leases Signage	400	369
The Group [member] | Irrevocable Loan Commitments [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Gross loan commitments	46,629	48,455
The Bank [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Gross loan commitments	52,549	57,897
Capital commitments	2	1
The Bank [member] | Irrevocable Loan Commitments [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Gross loan commitments	27,672	£ 30,420
Legal proceedings contingent liability [member] | The Group [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Increase (Decrease) In Current Tax Liability	700
Increase (decrease) in deferred tax liability (asset)	£ (250)